Cambria Global Real Estate ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Cambria Global Real Estate ETF
Sector Weightings
Real Estate	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Shares	Value
Real Estate Investments Trusts – 96.2%
Australia - 5.0%
Abacus Group	439,544	$316,184
GPT Group	113,164	342,636
Hotel Property Investments Ltd.	161,585	358,216
Stockland	109,632	329,791
		1,346,827

Canada - 1.3%
Boardwalk Real Estate Investment Trust	6,034	340,892

France - 2.7%
Carmila SA	19,604	354,315
Klepierre SA	12,992	372,325
		726,640

Guernsey - 1.3%
Balanced Commercial Property Trust Ltd.	318,977	355,111

Japan - 1.2%
Nippon Hotel & Residential Investment Corp.	643	327,928

Malaysia - 1.4%
IGB Real Estate Investment Trust	899,100	383,553

Mexico - 3.8%
FIBRA Macquarie Mexico	156,398	264,007
Fibra Uno Administracion SA de CV	182,356	231,970
Prologis Property Mexico SA de CV	74,923	250,293
TF Administradora Industrial S de RL de CV	130,200	279,045
		1,025,315

Netherlands - 2.6%
Vastned Retail NV	14,004	354,647
Wereldhave NV	21,811	327,165
		681,812

Singapore - 1.3%
AIMS APAC Real Estate Investment Trust	352,500	345,459

South Africa - 5.4%
Attacq Ltd.	635,881	381,616
Fairvest Ltd.	1,682,094	371,284
Hyprop Investments Ltd.	191,836	340,117
SA Corporate Real Estate Ltd.	2,337,854	345,303
		1,438,320

Spain - 1.5%
Lar Espana Real Estate Socimi SA	44,676	393,574

Turkey - 6.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a)	1,057,470	370,395
Ozak Gayrimenkul Yatirim Ortakligi (a)	1,181,528	395,297
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	1,686,120	593,644
Torunlar Gayrimenkul Yatirim Ortakligi AS	288,847	434,870
		1,794,206

United Kingdom - 1.2%
Target Healthcare Real Estate Investment Trust PLC	315,454	329,291

United States – 60.8%(b)
Acadia Realty Trust	20,910	452,492
American Homes 4 Rent - Class A	9,097	328,311
Apple Hospitality Real Estate Investment Trust, Inc.	20,353	301,021
AvalonBay Communities, Inc.	1,812	371,315
Boston Properties, Inc.	5,636	401,903
Brandywine Realty Trust	76,793	387,037
Brixmor Property Group, Inc.	14,814	377,313
Broadstone Net Lease, Inc.	22,302	388,278
CareTrust Real Estate Investment Trust, Inc.	13,852	373,450
Chatham Lodging Trust	33,554	294,940
Cousins Properties, Inc.	14,249	391,990
DiamondRock Hospitality Co.	35,456	291,803
Douglas Emmett, Inc.	26,323	423,537
EastGroup Properties, Inc.	1,862	348,175
Elme Communities	25,310	416,603
Empire State Realty Trust, Inc. - Class A	35,035	377,327
EPR Properties	7,817	351,765
Equity Commonwealth (a)	17,685	360,243
Equity Residential	5,349	372,451
Franklin Street Properties Corp.	145,174	252,603
Highwoods Properties, Inc.	13,584	420,696
Host Hotels & Resorts, Inc.	16,290	285,238
Hudson Pacific Properties, Inc.	54,047	323,741
Innovative Industrial Properties, Inc.	3,362	412,887
InvenTrust Properties Corp.	13,223	372,492
Kilroy Realty Corp.	9,572	353,877
NexPoint Diversified Real Estate Trust	11	70
Omega Healthcare Investors, Inc.	10,595	385,658
Orion Office Real Estate Investment Trust, Inc.	107,124	433,852
Paramount Group, Inc.	77,598	406,613
Park Hotels & Resorts, Inc.	19,230	289,604
Pebblebrook Hotel Trust	20,888	285,957
Piedmont Office Realty Trust, Inc. - Class A	53,272	460,803
Regency Centers Corp.	5,431	365,724
Retail Opportunity Investments Corp.	25,935	387,728
Rexford Industrial Realty, Inc.	6,300	315,693
RLJ Lodging Trust	27,962	263,961
Sabra Health Care Real Estate Investment Trust, Inc.	24,078	390,786
Saul Centers, Inc.	8,679	343,254
SITE Centers Corp.	23,878	368,915
STAG Industrial, Inc.	8,851	361,209
Sunstone Hotel Investors, Inc.	29,413	304,719
Tanger, Inc.	11,096	320,674
Vornado Realty Trust	13,341	400,097
Welltower, Inc.	3,593	399,721
Whitestone Real Estate Investment Trust	27,731	382,688
		16,299,214
Total Real Estate Investment Trusts (Cost $23,956,796)		25,788,142

Common Stocks – 2.5%
Thailand - 1.2%
Lotus's Retail Growth Freehold and Leasehold Property Fund	896,200	311,766

Turkey - 1.3%
Yeni Gimat Gayrimenkul Ortakligi AS	234,789	354,476
Total Common Stocks (Cost $645,360)		666,242

Short-Term Investments - 0.9%
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 5.20% (c)	239,846	239,846

Total Short-Term Investments (Cost $239,846)		239,846

Total Investments - 99.6% (Cost $24,842,002)		26,694,230
Other Assets in Excess of Liabilities - 0.4%		97,933
Total Net Assets - 100.0%		$26,792,163

Percentages are stated as a percent of net assets.

AS – Turkish Joint Stock Company NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima SA de CV – Mexican Public Limited Company with Variable Capital S de RL de CV – Mexican Limited Responsibility Corporation with Variable Capital

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

 Cambria Global Real Estate ETF
	Level 1	Level 2	Level 3	Total
Assets:
Real Estate Investment Trusts	$25,375,255	$–	$–	$25,375,255
Common Stocks	1,079,129	–	–	1,079,129
Money Market Funds	239,846	–	–	239,846
Total Assets	$26,694,230	$–	$–	$26,694,230

Refer to the Schedule of Investments for country classifications.